AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 12/31/97


                                                               FILE NO: 811-8058
                                                                        33-69798

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A
                                    ---------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / X /
          Pre-Effective Amendment No. ___                             /   /
          Post-Effective Amendment No. 2                              / X /


                                  and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       / X /
          Amendment No. 2


                        (Check appropriate box or boxes.)


                         THE NOAH INVESTMENT GROUP, INC.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                               975 Delchester Road
                            Newtown Square, PA 19073
                            ------------------------
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                  215-651-0460
                                  ------------

             WILLIAM L. VAN ALEN, JR., ESQUIRE, 975 DELCHESTER ROAD
                     NEWTOWN SQUARE, PA 19073 - 215-651-0460
                     ---------------------------------------
                     (Name and Address of Agent for Service)


                     Please send copy of communications to:
                            MARTIN V. MILLER, ESQUIRE
                               115 Foxcroft Drive
                         Doylestown, Pennsylvania 18901
                                  215-345-7110
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):


/   /     immediately upon filing pursuant to paragraph (b)
/   /     on (date) pursuant to paragraph (b)
/ X /     60 days after filing pursuant to paragraph (a)(1)
/   /     on (date) pursuant to paragraph (a)(1)
/   /     75 days after filing pursuant to paragraph (a)(2)
/   /     on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.


A Rule 24f-2 Notice for the year ended October 31, 1997 was filed on December 31, 1997.


TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

                                    FORM N-1A
                                    ---------

                              CROSS REFERENCE SHEET
                              ---------------------

FORM N-1A PART A
----------------

ITEM #                                        PROSPECTUS LOCATION
------                                        -------------------
1.    Cover Page ............................ Cover Page
2.    Synopsis .............................. Expense Summary
3.    Condensed Financial Information ....... N/A
4.    General Description of Registrant ..... The Noah Fund Investment
                                              Objective, Investment Policies
5.    Management of the Fund ................ The Business of the Fund, Fund
                                              Service Providers, Brokerage
                                              Allocation, Dividends and
                                              Distributions, Tax Implications,
                                              Measuring Performance
6.    Capital Stock and Other Securities .... The Noah Investment Group
7.    Purchase of Securities Being Offered .. Investing in The Noah Fund,
                                              How to Buy The Noah Fund Shares,
                                              Fund Share Transaction Rules,
                                              Shareholder Services,
                                              Distribution Fees
8.    Redemption or Repurchase .............. How to Sell (Redeem) Your
                                              Shares
9.    Pending Legal Proceedings ............. N/A

FORM N-1A PART B
----------------
                                              LOCATION IN STATEMENT
ITEM #                                        OF ADDITIONAL INFORMATION
------                                        -------------------------
10.   Cover Page ............................ Cover Page
11.   Table of Contents ..................... Table of Contents
12.   General Information and History ....... See Item "The Noah Investment
                                              Group" in Prospectus
13.   Investment Objectives and Policies .... Investment Objective and
                                              Policies
14.   Management of the Fund ................ See Items "The Business of the
                                              Fund," "Fund Service
                                              Providers," "Brokerage
                                              Allocation," "Management of
                                              the Fund," in the Prospectus
                                              and "Directors and Officers of
                                              the Fund" in Part B
15.   Control Persons and Principal Holders
      of Securities ......................... Principal Holders of Securities
16.   Investment Advisory and Other Services. Investment Management Services,
                                              Sub-Advisor
17.   Brokerage Allocation and
      Other Practices ....................... See Item "Brokerage Allocation"
                                              in the Prospectus
18.   Capital Stock and Other Securities .... See Item "The Noah Investment
                                              Group" in the Prospectus
19.   Purchase, Redemption and Pricing of
      Securities Being Offered .............. See Items "Investing in The
                                              Noah Fund," "Fund Share
                                              Transaction Rules,"
                                              Shareholder Services,"
                                              "Distribution Fees," "How to
                                              Sell (Redeem) Your Shares"
                                              "Special Investor Services"
                                              and "Distribution Plan" in the
                                              Prospectus: Distribution Plan,
                                              Redemption in Kind; Special
                                              Investor Services; Purchase
                                              and Redemption of Shares,
                                              Taxes, Dividends and Capital
                                              Gains

FORM N-1A PART B CONTINUED
--------------------------
                                              LOCATION IN STATEMENT
ITEM #                                        OF ADDITIONAL INFORMATION
------                                        -------------------------
20.   Tax Status ............................ Dividends and Distributions
                                              and Tax Implications
21.   Underwriters .......................... N/A
22.   Calculations of Performance Data ...... See Item "Measuring Performance"
                                              in Fund Prospectus; Additional
                                              Performance Information for the
                                              Fund
23.   Financial Statements .................. Financial Statements, Auditor

FORM N-1A PART C
----------------

ITEM #                                       LOCATION IN PART C
------                                       ------------------
24.   Financial Statements and Exhibits .... Financial Statements and
                                             Exhibits
25.   Persons Controlled by or under
      Common Control with Registrant ....... See Caption "Principal Holders of Securities" in the Statement
                                             of Additional Information
26.   Number of Holders of Securities ...... Number of Holders of Securities
27.   Indemnification ...................... Indemnification
28.   Business and Other Connections of
      Investment Adviser ................... Business and other Connections of Investment Adviser
29.   Principal Underwriter ................ N/A
30.   Location of Accounts and Records ..... Location of Accounts and Records
31.   Management Services .................. Management Services
32.   Undertakings ......................... Undertakings

                                     PART A

================================================================================
PROSPECTUS

March 1, 1998


                                  THE NOAH FUND
                                  A Portfolio of The Noah Investment Group, Inc.
================================================================================

The investment objective of The Noah Fund (hereafter sometimes the "Fund") is to seek capital appreciation consistent with preservation of capital, as adjusted for inflation, and current income. The Fund is offered by The Noah Investment Group, Inc., (the "Company"), an open-end, diversified, management investment company of the series type.

The shares of The Noah Fund are sold without a sales charge.

The Fund will not invest in and may not acquire the securities of businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies in the business of aborting life before birth.

This Prospectus describes the information about the Fund and the Company that you should know before investing. Please read it carefully and retain it for future reference.


More information about the Fund is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. To obtain a free copy, call 1-800-626-NOAH. The Statement of Additional Information, as it may be revised from time to time, is dated March 1, 1998 and is incorporated by reference into this Prospectus.


Shareholder inquires should be directed to 1-800-626-NOAH.

================================================================================
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS: ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
================================================================================

This Prospectus is part of a Registration Statement that has been filed with the Securities and Exchange Commission in Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940.

No person has been authorized to give any information or to make any representations in connection with the offer of the Fund's shares, other than as contained in this Prospectus and the Fund's official sales literature. Therefore, other information and representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made.

                                      INDEX

Expense Summary ....................................................
The Noah Fund Investment Objective .................................
Investment Policies ................................................
Investing in The Noah Fund .........................................
How to Buy The Noah Fund Shares ....................................
Fund Share Transaction Rules .......................................
How to Sell (Redeem) Your Shares ...................................
Shareholder Services ...............................................
Dividends and Distributions ........................................
The Noah Investment Group ..........................................
The Business of The Fund ...........................................
Brokerage Allocation ...............................................
Fund Service Providers .............................................
Tax Implications ...................................................
Measuring Performance ..............................................
Distribution Fee ...................................................

EXPENSE SUMMARY                       ==========================================

ANNUAL FUND OPERATING EXPENSES                      THE NOAH FUND
are paid out of the Fund's Assets
and include fees for portfolio        Shareholder Transaction Expenses
management, maintenance of            --------------------------------
shareholder accounts, general         Sales Load Imposed
Fund administration, shareholder      on Purchases                       None
servicing, accounting and             Sales Load Imposed
other services.                       on Reinvested Dividends            None
                                      Deferred Sales Load                None
At right is a summary of the          Redemption Fees                    None
Fund's operating expenses             Exchange Fees                      None
expected to be incurred during
the current fiscal year.              Annual Fund Operating Expenses
Actual total operating expenses       ------------------------------
may vary.  A hypothetical             (as a percentage of average net assets)
example based on the summary is
also shown below.                     Management Fees                   1.00%
                                      12b-1 Fees                         .25%
                                      Other Expenses                     .50%
                                                                        -----
                                      Total Fund Operating Expenses     1.75%
                                                                        =====


                                      ==========================================

--------------------------------------------------------------------------------

EXAMPLE:

Assume, for example, that the annual return for the Fund is 5% and that its operating expenses are as described above. For each $1,000 that you invested in the Fund and assuming that you closed your account at the end of the one-year and the three-year periods, you would pay the amount shown as expenses at the end of such periods.

                                   One Year            Three Years
                                   --------            -----------
The Noah Fund                       18.00                 55.00


--------------------------------------------------------------------------------

This expense information set out above is provided to help you understand the expenses you would bear as a Fund shareholder.


The foregoing expenses do not reflect the Company's 12b-1 distribution fee (not to exceed .25% of average annual net assets). For the reason that the Plan expired on March 26, 1997: no 12b-1 payments were made for the year ending December 31, 1997. A new Rule 12b-1 Plan has been adopted which became effective on January 9, 1998. See "Distribution Fee," p. 26 for further details.

Because of the applicability of the Rule 12b-1 Plan, long-term shareholders may pay more than the economic equivalent of the maximum permitted front-end sales charges.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                            MAY 17,1996 (1)
                                                                THROUGH           YEAR ENDED
Per Share Data:                                            OCTOBER 31, 1996    OCTOBER 31, 1997
                                                           ----------------    ----------------
Net asset value, beginning of period .....................      $10.00              $10.59
                                                                ------              ------
Income from investment operation:
  Net investment income ..................................        0.04               (0.01)(2)
  Net realized and unrealized gain on investments ........        0.55                2.69
                                                                ------              ------
  Total from investment operations .......................        0.59                2.68
                                                                ------              ------

Net asset value, end of period ...........................      $10.59              $13.23
                                                                ======              ======

Total return (2) .........................................        5.90%              25.41%

Supplemental data and ratios:
  Net assets, end of period ..............................    $465,879            $961,716

  Ratio of expenses to average net assets (3) ............        1.42%               1.75%

  Ratio of net investment income to average
    net assets (3) .......................................        0.86%              (0.18%)

  Portfolio turnover rate ................................       21.61%              27.07%

  Average commission rate paid ...........................       $0.2173             $0.2385

(1) Commencement of operations.
(2) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3) Not annualized for the period May 17, 1996 through October 31, 1996.
(4) Annualized for the period May 17, 1996 through October 31, 1996.
(5) Without expense waivers of $94,563 and $47,931 for the periods ending October 31, 1997 and October 31, 1996, the ratio of expenses to average net assets would have been 16.08% and 49.81% and the ratio of net investment
    (loss) to average net assets would have been (14.51%) and (47.52)%.


                  See notes to the financial statements.

================================================================================

                                  THE NOAH FUND
                              INVESTMENT OBJECTIVE

================================================================================

The investment objective of The Noah Fund is to seek capital appreciation consistent with preservation of capital, as adjusted for inflation, and current income.

The Fund is appropriate for investors who want:

     o capital appreciation and are willing to accept moderate stock market volatility
     o asset investment within the context of conservation of capital as adjusted for inflation
     o    current income.

================================================================================

                               INVESTMENT POLICIES

================================================================================

COMPANY'S MANAGEMENT BELIEVES THAT IT IS CONSISTENT WITH JUDEO-CHRISTIAN PRINCIPLES FOR THE FUND TO TAKE A MORAL STANCE WITH RESPECT TO ITS INVESTMENTS. THEREFORE, IT IS A MATTER OF FUNDAMENTAL POLICY THAT THE FUND WILL NOT INVEST IN AND MAY NOT ACQUIRE THE SECURITIES OF BUSINESSES THAT ARE ENGAGED, DIRECTLY OR THROUGH SUBSIDIARIES, IN THE ALCOHOLIC BEVERAGE, TOBACCO, PORNOGRAPHIC AND GAMBLING INDUSTRIES OR COMPANIES IN THE BUSINESS OF ABORTING LIFE BEFORE BIRTH.

STOCKS

The Fund seeks to realize capital appreciation by investing in a diversified portfolio of common stocks of large capitalization companies (one billion dollars or more). These companies are, in the opinion of the Fund's investment adviser, advantageously positioned to achieve superior long-term asset value and earnings growth through realization of the results of company research, product development, capital spending and market expansion. Stock selection is made within the context of a broad macroeconomic and political framework and is based on fundamental security analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects in the context of the economy and competitive conditions within their respective industries. Macroeconomic factors considered, although not exclusively, include inflation, interest, tax and currency rates. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share. Information sources include general economic and industry data provided by governmental agencies and various trade associations, financial data such as that contained in corporate annual and other periodic reports and press releases, corporate financial presentations and meetings with company managements.

The investment policies described in the above paragraph may be changed without shareholder approval.

MONEY MARKET INSTRUMENTS

During periods when the Fund's investment adviser deems it advisable for the Fund to be in a defensive posture, the Fund may invest, without limit, in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase of, in excess of, $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities, and repurchase agreements backed by U.S. Government securities.

PORTFOLIO TURNOVER


Although investments are generally made for the long term, the investment advisor retains the right to trade securities actively for short-term trading profits, irrespective of how long they have been held, if the objectives of the Fund would be better served. Any gains realized therefrom on securities held for 90 days or less shall not exceed 30% of Fund income including capital gains (See "Tax Implications," p. 24). An annual portfolio turnover rate of 100% would occur if the value of all of the securities held in the Fund's portfolio were replaced within one year. The annual portfolio turnover of the Fund for the fiscal year ended October 31, 1997 was 27.07%.


INVESTMENT RISKS

The Fund is subject to certain types of risks. It is subject to the risks of the securities markets in which the portfolio securities of the Fund are traded. Securities markets are cyclical and the prices of the securities traded in such markets rise and fall at various times. These cyclical periods may extend over significant periods of time.


The Fund is also subject to the risk that the sub-adviser will not be successful in managing the Fund's portfolio. The sub-adviser will manage the portfolio subject to Polestar Management Company's supervision and will make decisions on buying, selling or holding portfolio securities based upon the sub-adviser's skills in interpreting the available economic, financial and market data. The lack of experience of Polestar Management Company is a factor to be considered when making an investment in the Fund.

INVESTMENT LIMITATIONS

The following investment restrictions will help the Fund to limit investment risks. Thus the Fund will not:

     (a) with respect to 75% of its assets, invest more than 5% of the market value of its assets in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof);

     (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding securities of any issuer (other than obligations of the U.S. Government);

     (c) invest more than 5% of its assets in the securities of companies that (with predecessors) have a continuous operating history of less than three years;


     (d) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry.


     (e) borrow money except from a bank and only for temporary or emergency `purposes, and then only in an amount not in excess of 10% of the lower of the market value or cost of its assets, in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 10% of the market value of its assets: the Fund will not purchase any securities while such borrowings exceed 5% of the Fund's assets;

     (f) underwrite the securities of other issuers;

     (g)  make  loans  except  by  purchasing   bonds,   debentures  or  similar
obligations which are either publicly distributed or customarily purchased by institutional investors;

     (h) invest in oil, gas or mineral leases or real estate except that the Fund may purchase the securities of companies engaged in the business of real estate including real estate investment trusts; or

     (i) invest in commodities or commodity contracts.

These investment limitations, described above, are considered at the time that securities are purchased. The limitations described are deemed to be fundamental policies and may not be changed without the approval of a majority of the Fund's outstanding voting securities.

================================================================================

                           INVESTING IN THE NOAH FUND

================================================================================

Shares of the Fund may be purchased either through the account you maintain with a broker-dealer or other financial institution or from The Noah Investment Group directly.

Should you wish to establish a Fund account directly, please refer to the purchase options described under "How to Buy The Noah Fund Shares" below.

Payments for Fund shares should be in U.S. dollars and in order to avoid fees and delays should be drawn on a U.S. bank. Please remember that Fund management reserves the right to reject any purchase order for The Noah Fund shares.

IF YOU HAVE QUESTIONS

A Fund telephone representative will be happy to provide the information or service you need. Your needs are most efficiently addressed by calling the appropriate toll-free number listed below:

                                 1-800-626-NOAH

================================================================================

                         HOW TO BUY THE NOAH FUND SHARES

================================================================================


This section provides you with pertinent information on how to buy Fund shares. Further information can be found under "Fund Share Transaction Rules," p. 13.

                               MINIMUM INVESTMENT
                               ------------------

                         To Open Account    Additional Investments
                         ---------------    ----------------------
Regular Account              $1,000                 $50
IRAs                            500                 $50

                         To Open Account    Additional Investments
                         ---------------    ----------------------
Non-Working Spousal
   IRA (1)                     250                   50
IRA Rollovers                1,000                   50
401(k) Plans, Qualified
   Retirement Plans and
   SEP-IRAs                  1,000                   50

OPENING AND ADDING TO YOUR NOAH FUND ACCOUNT


You are provided with a number of different ways to invest directly in the Fund. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-800-626-NOAH. As described above under "Investing in The Noah Fund," p. 9, you may also purchase Fund shares through broker-dealers or other financial organizations.


----------------
(1) A regular IRA must be opened first.

================================================================================

            TO OPEN AN ACCOUNT                 TO ADD TO ACCOUNT


By Mail  o  Complete an Account             o  Make your check payable to
            Registration Form and make         The Noah Fund and mail
            a check payable to The             it to the address at left.
            Noah Fund and mail the
            Form and check to The Noah      o  Please include your account
            Investment Group, Inc.,            number on your check.
            or by overnight courier,
            send to 555 North Lane,         o  Or use the convenient form
            Suite 6160, Conshohocken           attached to your regular
            PA, 19428.                         Fund statement.



--------------------------------------------------------------------------------


By Wire  o  Ask your bank to wire funds     o  Ask your bank to wire
            to Account of                      immediately available funds
                                               as described at left, except
            CoreStates Bank, N.A.              that the wire should note that
            ABA#: 031000011                    it is to make a subsequent
            Credit: The Noah Investment        purchase rather than to open
               Group, Inc.                     a new account.
            Account #: 1419959661
            Further credit:  The Noah Fund.



         o  The wire should state that the  o  Include your name and Fund
            purchase is to be in your          account number.
            name(s).

         o  The wire should state that you
            are opening a new Fund account.

         o  Include your name(s), address and
            taxpayer identification number,
            and the name of the Fund in which
            you are purchasing shares.

         o  Call 1-800-626-NOAH to inform us
            that a wire is being sent.

--------------------------------------------------------------------------------

By       o  Telephone transactions may      o  Call 1-800-626-NOAH to make
Tele-       not be used for initial pur-       your purchase.
phone       chases.  If you want to make
purchases   subsequent transactions via
trans-      telephone, please select this
ferring     service on your account
money       Registration Form.
from
your
checking,
NOW or
bank
money
market
account.

================================================================================

EXPLANATION OF SALES PRICE

The public offering price for shares of The Noah Fund is based upon the Fund's net asset value per share. Net asset value per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Directors. The net asset value of the Fund's shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time.

================================================================================


CALL                           FOR INFORMATION
----                           ---------------
1-800-626-NOAH                 Regarding the Fund's investment
9:00 a.m.-5:30 p.m.            objectives and policies.
East Coast Time

--------------------------------------------------------------------------------

1-800-626-NOAH                 For information about opening an account or
9:00 a.m.-5:00 p.m.            if you are an investor in The Noah Fund
East Coast Time                and need assistance with your account,
                               to obtain your account balance or to request a telephone transaction or information on changing your Fund's services. Statements of Additional Information are also available at this number.

--------------------------------------------------------------------------------

1-800-626-NOAH                 For voice recorded price information.
24 hours a day


================================================================================

ACCURACY OF INVESTOR ACCOUNT INFORMATION

     Reasonable  procedures  will  be  employed  to  confirm  that  instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. ASSUMING PROCEDURES SUCH AS THE ABOVE HAVE BEEN FOLLOWED, NEITHER DECLARATION SERVICE COMPANY NOR THE FUND WILL BE LIABLE FOR ANY LOSS, COST, OR EXPENSE FOR ACTING UPON AN INVESTOR'S TELEPHONE INSTRUCTIONS. THE COMPANY SHALL HAVE AUTHORITY, AS YOUR AGENT, TO REDEEM SHARES IN YOUR ACCOUNT TO COVER ANY SUCH LOSS. As a result of this policy, the investor will bear the risk of any loss unless the Fund has failed to follow procedures such as the above.

================================================================================

The Noah Investment Group wants you to be kept current regarding the status of your account in the Fund. To assist you, the following statements and reports will be sent to you:

Confirmation Statements       After every transaction that affects your
                              account balance or your account registration.

Account Statements            Quarterly.

Financial Reports             Semi-annually -- to reduce Fund expenses, only
                              one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.

================================================================================



================================================================================

                          FUND SHARE TRANSACTION RULES

================================================================================

PURCHASE BY MAIL (see p. 11)


Your purchase order, if in proper form and accompanied by payment, will be processed upon receipt by Declaration Service Company, the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at the public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day.

The Company does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Declaration Service Company's Post Office Box, of purchase applications or redemption requests does not constitute receipt by the Custodian or the Fund. DO NOT MAIL LETTERS BY OVERNIGHT COURIER TO THE POST OFFICE BOX ADDRESS. CORRESPONDENCE MAILED BY OVERNIGHT COURIER SHOULD BE SENT TO THE FUND AT:

                    Declaration Service Company
                    555 North Lane, Suite 6160
                    Conshohocken, PA  19428


All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check order drawn on a U.S. bank, savings & loan or credit union. The Custodian will charge a $20.00 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the Custodian for insufficient funds. It is the policy of the Company not to accept applications under circumstances or in amounts considered disadvantageous to shareholders; for example, if an individual previously tried to purchase shares with a bad check, or the proper social security number or tax identification number is omitted, the Company reserves the right not to accept future applications for Fund shares from such individual.


If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.


By Financial Service Organization -- If you are a client of a securities broker or other financial organization, you should note that such organization may charge its clients a separate fee for administrative services in connection with investments in The Noah Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by The Noah Fund under the Plans or otherwise. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.


TELEPHONE PURCHASES (See p. 11) INVESTORS MUST AFFIRMATIVELY ELECT PRIVILEGE

In order to be able to purchase shares by telephone, an investor's account authorizing such purchases must have been established prior to the investor's call. The initial purchase of shares for an account may not be made by telephone. Shares purchased by telephone will be purchased at the per share net asset value determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House. Call the Transfer Agent for details.

Only bank accounts held at domestic financial institutions that are Automated Clearing House members can be used for telephone transactions. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

WIRE PURCHASES (See p. 11)

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

MISCELLANEOUS PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

================================================================================

                     HOW TO SELL (REDEEM) YOUR SHARES

================================================================================

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL

Sale requests should be mailed to:


          Declaration Service Company
          555 North Lane, Suite 6160
          Conshocken, PA  19428


Should you wish to send your redemption request by overnight courier, the request for redemption should be sent to:


          Declaration Service Company
          555 North Lane, Suite 6160
          Conshocken, PA  19428


The selling price of the shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in Good Order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.

2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --


A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions: (i) if you change the ownership on your account; (ii) when you want the redemption proceeds sent to a different address than is registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to your bank; and (v) if a change of address request has been received by the Company or Declaration Service Company within 15 days previous to the request for redemption. In addition, signature guarantees are required for all redemptions of $2,500 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in proper form.


Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

BY TELEPHONE


Shares of the Fund may be sold by calling the Transfer Agent at 1-800-626-NOAH In order to utilize this procedure for telephone redemption, a shareholder must have previously elected this procedure in writing which will be reflected in the records of the Transfer Agent, and the redemption proceeds must be transmitted directly to the investor or to the investor's pre-designated account at a domestic bank. An investor may not redeem by telephone if a change of address request has been received by the Company or Declaration Service Company within 15 days previous to the request for redemption.

During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If an investor is unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail as described under "By Mail." Shareholders should understand that with the telephone redemption option, they may be giving up a measure of security that they might otherwise have had if they were to redeem their shares in writing. In addition, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone if desired.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY WIRE

You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. A $10 fee is charged for outgoing wires.

REDEMPTION AT THE OPTION OF THE FUND

If the value of the shares in a shareholder's account is less than $500, the Company may notify the shareholder that, unless the shareholder's Fund account is increased to $500 in value, it will redeem all the shareholder's shares and close the account by paying the shareholder the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. The shareholder will have thirty days after he or she receives the notice to bring the account up to $500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of a shareholder's account drops below $500 as the result of market action.

The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

================================================================================

                              SHAREHOLDER SERVICES

================================================================================

AUTOMATIC INVESTMENT PLAN

You may select the Automatic Investment Plan. Under this option, sums will be moved from your local bank checking account to your Fund Account on a periodic basis; i.e., monthly or quarterly. If you wish to create an Automatic Investment Plan, complete the Automatic Investment Plan form (page ____) and return the form and a voided blank check from your local bank checking account to the Transfer Agent. You must allow three weeks for the Transfer Agent to confirm that electronic transfers can be made before you make the first transfer. Check with the bank in which your checking account is maintained to make sure that it is a participant in the Automated Clearing House system. The minimum amount that may be invested under the Plan periodically is $25.00.

For information and assistance concerning the Automatic Investment Plan, please call the Investor Service Department at 1-800-626-NOAH.

Dollar Cost Averaging is a useful method for investing in a portfolio of securities such as the Fund where the price per share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be a good way to invest for retirement, a home, educational expenses, and other long-term financial goals.


You may cancel your Automatic Investment Plan or change the amount of your periodic payments at any time by mailing written notification of such cancellation or change to the Transfer Agent at 555 North Lane, Suite 6160, Conshohocken, PA 19428 or by calling the Transfer Agent at 1-800-626-NOAH.

RETIREMENT PLANS

Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until monies are withdrawn from the plan.

     INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

The individual investor can select the shares of the Fund to fund either an IRA, a Rollover IRA or a non-working spousal IRA. To establish an IRA with the Fund, you must complete the IRA Account Registration Form. If the assets are being moved from an existing IRA to the Fund, you must also complete the IRA Rollover/Transfer Form.

Many investors are eligible to deduct from federal income tax all or a portion of their IRA investment. All dividends and capital gains on IRA investments grow tax deferred until withdrawal. Investors may make contributions to their IRAs until the tax year prior to reaching age 70 1/2. Mandatory withdrawals must begin the year after an investor reaches 70 1/2. Investors should consult their tax advisers for details on eligibility and tax implications.

Simplified Employee Pension Plans (SEP IRAs) may also be established.

Please read the IRA Disclosure Statement and Custodial Agreement which contains further information regarding services and fees.

Investors should consult with their own tax advisers before establishing an IRA account.

     QUALIFIED RETIREMENT PLANS

The Noah Fund shares are available for investment by qualified retirement plans with multiple participants including 401(k), 457, 403(b)(7) and Simplified Employee Pension Plans (SEP-IRAs). The Fund does not have prototype plans. Contact the Transfer Agent at 1-800-626-NOAH for details.

================================================================================

                           DIVIDENDS AND DISTRIBUTIONS

================================================================================

DIVIDENDS AND DISTRIBUTIONS

WHERE DO YOUR DIVIDENDS AND DISTRIBUTIONS COME FROM?

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.


The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carryforwards), generally, once a year.

You must elect one of the following distribution options. You may make such election on your account application.

1.   Automatic   Reinvestment   Option  -  All   dividends   and  capital  gains
     distributions will be re-invested in additional Fund shares.

2. Cash Option - All dividends and capital gains distributions will be paid in cash.


If you do not elect one of the above Options, Option number 1 will be selected for you automatically. You may change your Option by writing to Declaration Service Company, 555 North Lane, Suite 6160, Conshocken, PA 19428.


The election is effective for dividends and distributions with record dates after the date the Transfer Agent is notified of the election.

================================================================================

                            THE NOAH INVESTMENT GROUP

================================================================================

The Noah Investment Group was organized on December 16, 1992 as a Maryland corporation, and is a mutual fund of the type known as an open-end, diversified management investment company. It did not begin operations until 1996 nor commence offering its shares until that time. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. It is authorized to issue 500,000,000 shares of .001 cent par value common capital stock. The Noah Investment Group's Articles of Incorporation permits its Board of Directors to classify any unissued shares into one or more classes of shares. The Board has authorized the issuance of 250,000,000 shares of The Noah Fund which are currently being offered. The Fund shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emption rights.

Shareholder meetings will not be held unless required by Federal or State law or in connection with an undertaking given by the Fund (See Statement of Additional Information).

================================================================================

                            THE BUSINESS OF THE FUND

================================================================================

HOW THE FUND IS MANAGED

The business affairs of the Fund are managed under the general supervision of a Board of Directors.


Polestar Management Company, 975 Delchester Road, Newtown Square, PA 19073 (hereafter sometimes the "Polestar Management") serves as the Fund's manager and is responsible for the management of the Fund's business affairs. Under the terms of the Management Agreement, Polestar Management, for the fee described below, manages, or arranges for the management of, the investment and reinvestment of the assets contained in the Fund's portfolio and the review, supervision and administration of the Fund's investment program. Polestar Management also provides administrative services to the Fund. It is without prior experience as an investment adviser and for that reason has secured the services of Geewax Terker & Company as sub-adviser. See "Sub-Investment Adviser," p. 22. Polestar Management is responsible to The Noah Investment Group's Board of Directors.


Polestar Management will receive a fee, payable monthly, for the performance of its services at an annual rate of 1% of the average net assets of the Fund. The fee will be accrued daily for the purpose of determining the offering and redemption price of the Fund's shares; it is higher than those paid by most investment companies.

POLESTAR MANAGEMENT WILL GIVE A ONE-TENTH PART OF THE NET MANAGEMENT FEE PAID TO IT TO RELIGIOUS ORGANIZATIONS (WITHOUT REGARD TO DENOMINATION) FOR MISSIONS, DISCIPLESHIPS AND THE NEEDS OF THE POOR.

The Fund shall bear all of its expenses and all expenses of the Fund's organization, operation and business not specifically assumed or agreed to be paid by Polestar Management. Polestar Management will pay or provide for the payment of the cost of office space, office equipment and office services as are adequate for the Fund's needs; provide competent personnel to perform all of the Fund's executive, administrative and clerical functions not performed by Fund employees or agents; and authorize persons who are officers, directors and employees of Polestar Management who may be designated as directors, officers, and committee members to serve in such capacities at no cost to the Fund. Reference is made to the Statement of Additional Information for a detailed list of the expenses that will be borne by the Fund and by Polestar Management.

SUB-INVESTMENT ADVISER


Geewax Terker & Company ("Geewax Terker") 99 Starr Street, Phoenixville, PA 19460, is responsible for the investment and reinvestment of the Fund's assets. Mr. John J. Geewax, a general partner, is responsible for the day-to-day recommendations regarding the investment of the Fund's portfolio. Mr. Geewax has been awarded a Bachelor of Science Degree, a Masters Degree in Business
Administration and Doctorate in Philosophy (ABD) by the University of Pennsylvania. He has taught at the University of Pennsylvania's Wharton School. While teaching at the Wharton School, he, together with his partner, Mr. John Terker, developed the investment strategy presently utilized by Geewax Terker.

While the Fund will be the first investment company to which Geewax Terker has provided investment advisory services, as of December 31, 1997, Geewax Terker provided investment advice and counseling with respect to approximately $6 billion in assets.

Geewax Terker will charge a sub-advisory fee calculated as follows: on Noah Fund average net assets up to $20 million - $1; on average net assets from $20 million to $40 million - .75%; on average net assets from $40 million to $90 million - .50% and on net assets of $90 million and above - .35%. THE NOAH FUND WILL HAVE NO RESPONSIBILITY FOR THE PAYMENT OF GEEWAX TERKER'S FEES; THE PAYMENT OF ANY SUCH FEES WILL BE THE SOLE RESPONSIBILITY OF POLESTAR MANAGEMENT COMPANY.

================================================================================

                              BROKERAGE ALLOCATION

================================================================================


Quaker Securities, Inc. ("Quaker") a registered broker-dealer and member of the National Association of Securities Dealers, Inc., will arrange for the execution of portfolio transactions. In placing brokerage orders, Quaker will seek the best overall terms available. In assessing the best overall terms available for any transaction, Quaker shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Quaker is authorized to pay to a broker or dealer who provides such brokerage services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Quaker determines, in good faith, that such commission was reasonable in relation to the value of the brokerage services provided by such broker or dealer -- viewed in terms of that particular transaction or in terms of the overall responsibilities of Quaker to the Fund. Brokerage transactions may also be allocated in recognition of sale of Fund shares.


================================================================================

                             FUND SERVICE PROVIDERS

================================================================================

The Fund could not function without the services provided by certain companies. Some of these services and the providers are listed below.


                       INVESTMENT AND MANAGEMENT SERVICES
                       ----------------------------------
                           POLESTAR MANAGEMENT COMPANY
                             GEEWAX TERKER & COMPANY

As noted above, Polestar Management Company provides management and other services to the Fund and Geewax Terker & Company is responsible for managing the investment and reinvestment of the Fund's assets. For further information regarding investment and management services, see "How the Fund is Managed" above and in the Statement of Additional Information.

                                    CUSTODIAN
                                    ---------
                              CoreStates Bank, N.A.

CoreStates Bank, N.A. holds the investments and other assets that the Fund owns. The Custodian is responsible for receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by persons authorized by the Fund. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. Portfolio securities of the Fund are maintained in the custody of the Custodian, and may be entered in the Federal Reserve Book Entry System, or the security depository system of The Depository Trust Company.

                          TRANSFER, DIVIDEND DISBURSING
                          AND ACCOUNTING SERVICES AGENT
                          -----------------------------
                           DECLARATION SERVICE COMPANY

Declaration Service Company provides transfer agency and dividend disbursing services for the Fund. This means that its job is to maintain, accurately, the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Declaration Service Company also provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.


================================================================================

                                TAX IMPLICATIONS

================================================================================

As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a short summary of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax adviser with specific reference to your own tax situation.

FEDERAL TAXES. The Fund intends to qualify and maintain its qualification as a "regulated investment company" under the Internal Revenue Code (hereafter the "Code"), meaning that to the extent a fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings.

In order to so qualify, at least 90% of the investment company taxable income of the

Fund will be paid as dividends. Investment company taxable income includes taxable interest and dividends. To the extent you receive such a dividend based on either investment company taxable income or a distribution of the excess of net short-term capital gain over net long-term capital loss, you would treat that dividend or distribution as ordinary income in determining your gross income for tax purposes, whether or not you received payment in the form of cash or additional shares. Unless you are exempt from federal income taxes, the dividends and short-term capital gain distributions you receive from the Fund will be taxable to you as ordinary income. Gains on the sales of securities held for 3 months or less shall not exceed 30% of Fund income including capital gains as long as such sale is considered as a disqualification under the Code.

Any distribution you receive of net long-term capital gain over net short-term capital loss will be taxed as long-term capital gain no matter how long you have held the Fund shares. If you hold shares for six months or less, and during that time receive a distribution that is taxable as long-term capital gain, any loss you might realize on the sale of those shares will be treated as a long-term capital loss to the extent of the distribution.

Before you purchase shares of The Noah Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When a Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund. Such dividends and capital gains may be subject to state and local taxes.

In the event a shareholder fails to furnish and certify a taxpayer identification number, or the Internal Revenue Service notifies the Fund that a shareholder's taxpayer identification number is incorrect, or that withholding is otherwise required, the Fund will commence withholding on such shareholder's account. Once withholding is established, all withheld amounts will be paid to the Internal Revenue Service, from whom such shareholder should seek any refund. If withholding is commenced with respect to any shareholder account, the shareholder should consult with the shareholder's attorney or tax adviser or contact the Internal Revenue Service directly.

Any dividends declared by the Fund in October, November or December of a particular year and payable to shareholders of record during those months will be deemed to have been paid by the Fund and received by shareholders on December 31st, of that year, as long as the dividends are actually paid in January of the following year.

Fund shareholders may realize a taxable gain or loss when redeeming shares of the

Fund depending on the difference in the prices at which the shareholder purchased and sold the shares.

STATE AND LOCAL TAXES GENERALLY. Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes.

================================================================================

                              MEASURING PERFORMANCE

================================================================================

o Performance information provides you with a method of measuring and monitoring your investments. The Fund may quote its performance in advertisements or shareholder communications.

UNDERSTANDING PERFORMANCE MEASURES:

Total return for the Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

PERFORMANCE COMPARISONS:

Total return of The Noah Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

================================================================================

                                DISTRIBUTION FEE

================================================================================

The Fund has adopted a distribution plan (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to .25% per annum of the Fund's average daily net assets currently.

The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

                                     PART B

                                  THE NOAH FUND
                 A Portfolio Of The Noah Investment Group, Inc.

                 ----------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                 ----------------------------------------------






                 ----------------------------------------------



     This Statement is not a prospectus but should be read in conjunction with the current Prospectus, dated March 1, 1998 of The Noah Fund. To obtain a copy of the Prospectus, please call 1-800-626-NOAH.

                             Dated: March 1, 1998

                                TABLE OF CONTENTS

                                                            PAGE
                                                            ----

Investment Objective and Policies .........................
Management of the Fund ....................................
Directors and Officers of the Fund ........................
Principal Holders of Securities ...........................
Investment Management Services ............................
Sub-Advisor ...............................................
Distribution Plan .........................................
Special Investor Services .................................
Purchase and Redemption of Shares .........................
Taxes, Dividends and Capital Gains ........................
Auditor ...................................................
Financial Statements ......................................
Additional Performance Information for the Fund ...........

                                       (i)

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective, investment policies and investment restrictions of The Noah Fund ("Fund") are described on pages 6 through 9 of the Fund's Prospectus.

                             MANAGEMENT OF THE FUND

     The Fund's Directors are responsible for the Fund's management, and they have certain fiduciary duties and obligations to the Fund and its shareholders under the laws of the State of Maryland and applicable federal securities laws. The information provided below sets forth biographical information regarding each Director. Directors who are "interested persons" of the Fund, as that term is defined by Section 2(a)(10) of the Investment Company Act of 1940, are marked by an asterisk.

                       DIRECTORS AND OFFICERS OF THE FUND


William L. Van Alen, Jr., Esq.*     Mr.  Van  Alen is an  attorney  and has been
Director, President and             engaged in the private practice of law since
Treasurer                           1962.  He is  President  and Chairman of the
975 Delchester Road                 Board and a Director of Polestar  Management
Newtown Square, PA 19073            Company,  the Fund's investment  manager. He
Age 64                              is    also    President    of    Cornerstone
                                    Entertainment, Inc., a company engaged in the film and entertainment industry.

James L. Van Alen, II*              Mr.  Van  Alen,  is now and has  been  since
Director                            1981, employed  by the  stock brokerage firm
Indian River Farm                   Janney, Montgomery, Scott, Philadelphia, PA.
936 Plumstock Road
Newtown Square, PA 19073
Age 62

George R. Jensen, Jr.               Mr.  Jensen  is the  founder,  Chairman  and
Director                            Chief Executive Officer of USA Technologies,
3 Sugarknoll Road                   Inc.,  a  company  which  markets   business
Devon, PA 19333                     machines    activated   by   credit   cards.
Age 48                              Previously,  Mr. Jensen was the founder, and
                                    until  recently,  was the Chairman and Chief
                                    Executive    Officer   of   American    Film
                                    Technologies,   Inc.   (AFT).  He  had  been
                                    Chairman and a Director of AFT since its inception in 1985. AFT is a publicly owned company which dominates the industry in the colorization of black and white films. From
                                    1979 to 1985 Mr.  Jensen was  President  and
                                    Chief  Executive  Officer  of  International
                                    Film Productions, Inc.

Christina Jaumotte DeGalavis        Mrs.   DeGalavis   has  engaged  in  private
Director                            practice as a psychologist  for the past ten
Village of Golf                     years,  specializing in marital  counseling.
Del Ray, FL 33436                   She has  also  been  actively  engaged  in a
Age 49                              number  of  socially  beneficial   programs.
                                    During  1992-93,  she served as President of
                                    the Girl Scouts of Venezuela. As an Official
                                    of the  Venezuelan  Ministry of Health,  she
                                    instituted   a  program   to   improve   the
                                    condition  of medical  institution  patients
                                    nationwide. She started the first center for
                                    the treatment of addicted  young persons  in
                                    Venezuela.  As Director of prison conditions
                                    in  Venezuela,  she  initiated  a program to
                                    improve the condition of prison  inmates and
                                    as  Special  Advisor/Assistant  to the First
                                    Lady of Venezuela, she coordinated a project
                                    for the operation of a "Head-Start" type day
                                    care  program  for  socially   disadvantaged
                                    children. She has also been active in the raising of funds for organizations devoted to caring for orphans and abandoned children both in Venezuela and in Austria.

Forrest H. Anthony                  Forrest H. Anthony, M.D., Ph.D. is currently
Director                            the  Director of Science and  Technology  at
1426 Fairview Road                  the University City Science  Center.  He was
Villanova, PA  19085                previously  Chief Executive  Officer at Avid
Age 47                              Corporation,   a  biotechnology  company  he
                                    founded  in  1986,  until  its  merger  with
                                    Triangle   Pharmaceuticals  Inc.  in  August
                                    1997. Dr. Anthony received a B.A. in Biology
                                    from  Dartmouth  College,  an M.D.  from the
                                    University   of  Oregon,   and  a  Ph.D.  in
                                    Biomedical  Engineering  from  University of
                                    Virginia.  He  previously  worked  in senior
                                    staff  positions at Johnson & Johnson and at
                                    Rorer  Group  Inc.,  and served  (until July
                                    1997)  on  the   Board  of   Directors   and
                                    Executive  Committee  of  the  Biotechnology
                                    Industry   Organization  (BIO),  a  national
                                    trade   association  for  the  biotechnology
                                    industry.

Roger J. Knake                      Formerly a Systems Analyst with E.I. duPont.
Director                            He is  currently,  and has been for the last
615 Mountain View Road              seven years,  President and Chief  Executive
Berwyn, PA 19312                    Officer,   XITEL,   Inc.,  a  communications
Age 56                              company   engaged  in  the  development  and
                                    marketing of electronic mail software.


----------------
*  INTERESTED PERSONS

     Mr. William L. Van Alen, Jr. is an interested person by virtue of being an officer and director of The Noah Investment Group, Inc. and an officer and director of Polestar Management Company. Mr. James L. Van Alen is a brother and member of the "immediate family" (as defined in Section 2(a)(10) of the Investment Company Act of 1940) of Mr. William L. Van Alen and is an affiliated person of a brokerage firm.


REMUNERATION OF DIRECTORS AND OFFICERS

     No Director or Officer of the Fund will receive any compensation for acting as such. In the future, the non-interested Fund Directors may receive a fee for each Board of Directors' meeting or Committee meeting attended, plus expenses.

                         PRINCIPAL HOLDERS OF SECURITIES


     At the close of business on November 19, 1997, two persons were known by the Fund to be the beneficial owners of more than 5% of the Fund's outstanding shares other than Polestar Management Company. They are Ms. Judy Van Alen, Ms. Mildred E. Krentel, Ms. Linda K. Flower, Mr. Scott J. Probosco, Jr. and Mr. George W. Connell.


                         INVESTMENT MANAGEMENT SERVICES

     Polestar Management Company (hereafter sometimes "Polestar Management"), a Maryland corporation, has its principal office at 975 Delchester Road, Newtown Square, PA 19073. Polestar Management does not serve as investment adviser to any other investment company.


     The Management Agreement whereby Polestar Management provides management services to the Fund was last approved by a majority of The Noah Investment Group's Board of Directors including a majority of those Directors who are not "interested persons" at a meeting held on July 9, 1997 called for the purpose of voting on such Agreement. The Agreement will continue in effect until March 1, 1998 and thereafter for successive annual periods provided that such continuance is specifically approved at least annually by (a) The Noah Investment Group's Board of Directors, or (b) the vote of a majority of the Fund's outstanding voting shares; provided that, in either event, the continuance is also approved by a majority of those Directors who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated at any time, without penalty, on sixty days' prior written notice, by the vote of a majority of the Fund's outstanding voting shares or by the vote of a majority of The Noah Investment Group's Board of Directors or by Polestar Management, and will terminate automatically in the event of its assignment.

     Mr. William L. Van Alen, Jr. is President, Treasurer and a director of Polestar Management. Mr. William L. Van Alen, Jr. and , and Ms. Judy Van Alen own, respectively, 90% and 10% of the outstanding voting securities of Polestar Management.


     Polestar Management furnishes, at no cost, the services of those of Polestar Management's officers who may be duly elected executive officers or directors of The Noah Investment Group.


     The Noah Investment Group, Inc. shall pay on behalf of and from the assets of the Fund the following costs and expenses: the cost of determining the net asset value of the Fund's shares, the costs incurred in connection with sales and redemptions of its shares and all of its other administrative and operational costs including, without limitation, transfer and dividend disbursing and other agency fees; custodian fees; rent; auditing and legal fees; fees for the preparation, printing and distribution of prospectuses, proxy statements, stockholder reports and notices; supplies and postage; federal and state registration and reporting fees; applicable taxes; the fees and expenses of non-interested Directors and interest and brokerage commissions and other fees and expenses of every kind not expressly assumed by Polestar Management.




                                   SUB-ADVISOR


     Geewax Terker & Company ("Geewax Terker") is a registered investment adviser. It serves as sub-advisor to the Fund pursuant to a Sub-Advisory Agreement dated January 9, 1998 ("Sub-Advisory Agreement") between Polestar Management and Geewax Terker. The Geewax Terker Sub-Advisory Agreement was approved by a majority of The Noah Investment Group's

Board of Directors including by a majority of The Noah Investment Group's non-interested Directors at a directors' meeting specifically called for the purpose of voting on the Agreement on December 11, 1997 and by the Fund's shareholders at the annual shareholders' meeting held on January 9, 1998.

     Geewax Terker has agreed to: (i) supervise and direct the investment of the Fund's assets in accordance with applicable law and the Fund's investment objectives, policies and restrictions, and subject to any further limitations The Noah Investment Group may impose, from time to time, by written notice to Polestar Management provided that Polestar Management shall have informed Geewax Terker, in writing, of such further limitations; (ii) formulate and implement a continuing investment program for managing the assets and resources of the Fund, which Geewax Terker shall amend and update, from time to time, to reflect changes in financial and economic conditions; (iii) make all determinations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities and shall take such steps as may be necessary to implement the same, including advising Polestar Management and the Board of Directors as to certain actions taken involving the Fund's portfolio securities that are not in the nature of investment decisions; (iv) furnish Polestar Management and the Board of Directors of The Noah Investment Group, periodically and as otherwise requested, with reports of Geewax Terker's economic outlook and investment strategy, as well as the Fund's portfolio activity and investment performance; and (v) select the broker-dealers and place orders for the execution of portfolio transactions for the Fund with such broker-dealers.

     Geewax Terker shall furnish The Noah Investment Group's Board of Directors with schedules of the securities in the Fund's portfolio on a quarterly basis. At the Board's request, and otherwise when Geewax Terker deems it appropriate, it will prepare and provide the Board with schedules of securities and statistical data regarding the activity and positions in the Fund's portfolio.

     The Fund will have no obligation to pay Geewax Terker's fees or the fees of any other sub-advisor rendering sub-advisory services to any Fund series. Polestar Management will be solely responsible for the payment of any such sub-advisory fees.


                                DISTRIBUTION PLAN

     The Noah Investment Group has adopted a distribution plan for the Fund (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to .25% per annum of the Fund's average daily net assets.

     The Distribution Plan was approved by the Board of Directors of The Noah Investment Group, including by all of the Rule 12b-1 Directors ("Rule 12b-1 Directors") are those directors who are not "interested persons" of The Noah Investment Group and who have no direct or indirect financial interest in the Distribution Plan or any related agreement), by the vote of the Fund's shareholders at the annual shareholders' meeting held on January 9, 1998. The Distribution Plan has been approved for a term ending December 31, 1998, unless earlier terminated by a vote of a majority of the Rule 12b-1 Directors, or by vote of a majority of the Fund's outstanding shares.


     The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing and mailing of prospectuses and reports for other than existing shareholders, printing and distribution of sales literature, and the compensation of persons primarily engaged in the sale and marketing of the Fund's shares.

     In approving the Distribution Plan, in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940, the Directors considered various factors and determined that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.

     The Distribution Plan may not be amended to increase materially the amount to be spent by the Fund under the Distribution Plan without shareholder approval, and all material amendments to the provisions of the Distribution Plan must be approved by a vote of the Board of Directors, including a majority of the Rule 12b-1 Directors, cast at a meeting called for the purpose of such a vote. During the continuance of the Distribution Plan, the Board of Directors of The Noah Investment Group will receive quarterly, and in writing, the amounts and purposes of the distribution payments. Further, during the term of the Distribution Plan, the selection and nomination of those Directors who are not interested persons of The Noah Investment Group must be and has been committed to the discretion of the Rule 12b-1 Directors.

REDEMPTION IN KIND

     A Notification under Rule 18f-1 under the Investment Company Act has been filed on behalf of the Fund, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser amount of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of such election period. It is intended to also pay redemption proceeds in excess of such lesser amount in cash, but the right is reserved to pay such excess amount in kind, if it is deemed to be in the best interests of the Fund to do so. In making a redemption in kind, the right is reserved to select from the portfolio holding a number of shares which will reflect the portfolio make-up and the value of which will approximate, as closely as possible, the value of the Fund shares being redeemed, or to select from one or more portfolio investments, shares equal in value to the total value of the Fund shares being redeemed: any shortfall will be made up in cash.

     Investors receiving an in-kind distribution are advised that they will likely incur a brokerage charge on the disposition of such securities through a broker. The values of portfolio securities distributed in kind will be the values used for the purpose of calculating the per share net asset value used in valuing the Fund shares tendered for redemption.

                            SPECIAL INVESTOR SERVICES

     A shareholder may make arrangements for an Automatic Investing Plan (i.e., automatic monthly payments from the shareholder's bank account) by calling the Fund at 1-800-626-NOAH and requesting an application. The Automatic Investing Plan may be changed or canceled at any time upon receipt by the Fund's Transfer Agent of written instructions or an amended application from the shareholder with signatures guaranteed.

     Since the Fund's shares are subject to fluctuations in both income and market value, an investor contemplating making periodic investments in shares of the Fund should consider his financial ability to continue such investments through periods of low price levels, and should understand that such a program cannot protect him against loss of value in a declining market.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

     In general, an IRA provides certain tax advantages for participants. Under an IRA plan, a participant's periodic contributions and all dividends and capital gains distributions will be invested in shares of the Fund.

     An individual may establish and make contributions of up to $2,000 per year to his or her own IRA or may roll over moneys from other tax qualified plans. An individual wishing to make an IRA investment, should consult with his or her own tax adviser before doing so. Investors may wish to call the Transfer Agent at 1-800-794-NOAH for information and instructions.

SYSTEMATIC WITHDRAWAL PLAN

     Investors owning Fund shares having a minimum value of $10,000 may adopt a systematic withdrawal plan. Withdrawal payments to the investor may be made on a monthly, quarterly, semi-annual or annual basis and must be in a minimum amount of $500.

     Shares are redeemed to make the requested payment on the day of the shareholder's choosing each month in which a withdrawal is to be made and payments are mailed within five business days following the redemption. The redemption of shares, in order to make payments under this plan, will reduce and may eventually exhaust the account. Each redemption of shares may result in a gain or loss, which the investor must report on his income tax return. Consequently, the investor should keep an accurate record of any gain or loss on each withdrawal.

                        PURCHASE AND REDEMPTION OF SHARES

     Information relating to the procedure for the purchase and redemption of the Fund's shares at net asset value is contained on pages 5 through 11 of the Fund's Prospectus.

     A description of the procedure for the determination of the net asset value of the Fund's shares is contained on page 7 of the Fund's Prospectus.


                                     AUDITOR

     Sanville & Company will serve as the Fund's independent public accountants and will audit the Fund's financial statements.

     Arthur Andersen LLP served as the Company's independent public accountants for the fiscal year ended October 31, 1997. At a Board Meeting held on December 11, 1997, the Board determined to replace Arthur Andersen LLP and to approve Sanville & Company as independent public accountants for the Company for the fiscal year ending October 31, 1998. The accountants' report of Arthur Andersen LLP on the financial statements of the Company for either the period from May 17, 1996 through October 31, 1996 or the period from November 1, 1996 through October 31, 1997 did not contain an adverse opinion or a disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. Further during such time periods and any subsequent period preceding such dismissal, there were no disagreements with Arthur Andersen LLP on any matter or accounting principles or practices, financial statement disclosure or auditing scope or procedure. In addition, during such time periods and any subsequent interim period prior to engaging Sanville & Company, neither the Company nor anyone acting on its behalf, consulted Sanville & Company regarding
(a) either: the application of accounting principles to a specific transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Company's financial statements, and neither a written report nor oral advice was provided to the Company that Sanville & Company concluded was an important factor considered by the Company in reaching a decision as to the accounting auditing or financial reporting issue; or (b) any matter that was the subject of a disagreement or a reportable event.


                              FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997

ASSETS:
  Investments, at value (cost $820,384)                            $962,282
  Deferred organization charges (net of amortization)                 6,246
  Receivable from Manager                                            39,629
  Dividends and interest receivable                                   1,112
  Other assets                                                        4,074
                                                                  ---------
     Total Assets                                                 1,013,343
                                                                  ---------
LIABILITIES:
  Accrued expenses and other liabilities                             51,627
                                                                  ---------
NET ASSETS                                                         $961,716
                                                                  =========

NET ASSETS CONSIST OF:
  Capital stock                                                    $814,615
  Accumulated undistributed net realized gain on investments          5,203
  Net unrealized appreciation on investments                        141,898
                                                                  ---------
     Total Net Assets                                              $961,716
                                                                  =========

  Shares outstanding (500,000,000 shares of $0.001 par
    value authorized)                                                72,696
  Net Asset Value, Redemption Price and Offering Price Per Share     $13.23
                                                                     ======

See notes to the financial statements.

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME:
   Dividend income (Net of foreign withholding taxes of $88)        $9,061
   Interest income                                                   1,259
                                                                  --------
   Total investment income                                          10,320
                                                                  --------
EXPENSES:
   Management fee                                                    6,566
   Administration fee                                               21,458
   Shareholder servicing and accounting costs                       34,913
   Custody fees                                                      3,172
   Federal and state registration                                   13,835
   Professional fees                                                19,551
   Amortization of deferred organization charges                     2,042
   Reports to shareholders                                           2,984
   Distribution expense                                                402
   Other                                                               945
                                                                  --------
   Total expenses before reimbursement                             105,868
      Less:  Reimbursement from Manager                            (94,353)
                                                                  --------
      Net Expenses                                                  11,515
                                                                  --------
NET INVESTMENT LOSS                                                 (1,195)
                                                                  --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                  5,357
   Change in unrealized appreciation on investments                126,582
                                                                  --------
      Net realized and unrealized gain on investments              131,939
                                                                  --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                       $130,744
                                                                  ========

See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                                                 MAY 17, 1996(1)
                                                     YEAR ENDED      THROUGH<F4>
                                               OCTOBER 31, 1997 OCTOBER 31, 1996
                                               ----------------- ---------------
OPERATIONS:
  Net investment income (loss)                           $(1,195)        $854
  Net realized gain on investments                          5,357         151
  Change in unrealized appreciation on investments        126,582      15,316
                                                        ---------   ---------
  Net increase in net assets from operations              130,744      16,321
                                                        ---------   ---------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                               438,766     449,558
  Proceeds from shares issued to holders in reinvestment
    of dividends                                            1,662          --
  Cost of shares redeemed                                (73,472)          --
                                                        ---------   ---------
  Net increase in net assets from capital
    share transactions                                    366,956     449,558
                                                        ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (1,712)          --
  Net realized gains                                        (151)          --
                                                        ---------   ---------
  Total distributions                                     (1,863)          --
                                                        ---------   ---------
TOTAL INCREASE IN NET ASSETS                              495,837     465,879
                                                        ---------   ---------
NET ASSETS:
  Beginning of period                                     465,879           0
                                                        ---------   ---------
  End of period (including undistributed net investment
    income of $1,712 for the period ended
    October 31, 1996)                                    $961,716    $465,879
                                                        =========   =========

(1)<F4>Commencement of operations.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS
                                                                 MAY 17, 1996(1)
                                                     YEAR ENDED      THROUGH<F5>
                                               OCTOBER 31, 1997 OCTOBER 31, 1996
                                               ---------------- ----------------
Per Share Data:
Net asset value, beginning of period                       $10.59      $10.00
Income from investment operations:
  Net investment income (loss)                          (0.01)(2)<F6>    0.04
  Net realized and unrealized gain on investments            2.69        0.55
                                                        ---------   ---------
  Total from investment operations                           2.68        0.59
                                                        ---------   ---------
Less distributions from:
  Net investment income                                    (0.04)          --
  Net realized gains                                         0.00          --
                                                        ---------   ---------
  Total distributions                                      (0.04)          --
                                                        ---------   ---------
Net asset value, end of period                             $13.23      $10.59
                                                         ========    ========

Total Return (3)<F7>                                       25.41%       5.90%
Supplemental data and ratios:
  Net assets, end of period                              $961,716    $465,879
  Ratio of expenses to average net assets (4)<F8>(5)<F9>    1.75%       1.42%
  Ratio of net investment income (loss) to average
    net assets (4)<F8>(5)<F9>                             (0.18%)       0.86%
  Portfolio turnover rate                                  27.07%      21.61%
  Average commission rate paid                            $0.2385     $0.2173

(1)<F5>Commencement of operations.
(2)<F6>Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F7>Not annualized for the period May 17, 1996 through October 31, 1996.
(4)<F8>Annualized for the period May 17, 1996 through October 31, 1996.
(5)<F9>Without expense waivers of $94,353 and $47,931 for the periods ending October 31, 1997 and October 31, 1996, respectively, the ratio of expenses to average net assets would have been 16.08% and 49.81% and the ratio of net investment (loss) to average net assets would have been (14.51)% and (47.52)%.

See notes to the financial statements.

SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997

    NUMBER
 OF SHARES                                                       MARKET VALUE
 ---------                                                       ------------
            COMMON STOCKS -- 94.8%

            BANKING -- 4.4%
       700  NationsBank Corporation                                   $41,912
                                                                     --------

            BUSINESS SERVICES -- 6.9%
       900  Automatic Data Processing, Inc.                            46,013
       700  First Data Corporation                                     20,344
                                                                     --------
                                                                       66,357
                                                                     --------

            COSMETICS & SOAP -- 13.3%
       600  Colgate-Palmolive Company                                  38,850
       500  Gillette Company                                           44,531
       650  The Procter & Gamble Company                               44,200
                                                                     --------
                                                                      127,581
                                                                     --------

            CHEMICALS -- 1.8%
       300  du Pont (E.I.) de Nemours & Company                        17,063
                                                                     --------

            DRUGS -- 21.6%
       700  Abbott Laboratories                                        42,919
       700  Medtronic, Inc.                                            30,450
       500  Merck & Co., Inc.                                          44,625
       800  Pfizer, Inc.                                               56,600
       600  Schering-Plough Corporation                                33,637
                                                                     --------
                                                                      208,231
                                                                     --------

            ELECTRICAL EQUIPMENT --  4.6%
       850  Emerson Electric Company                                   44,572
                                                                     --------

            ELECTRONICS -- 4.5%
       700  Hewlett-Packard Company                                    43,181
                                                                     --------

            ENTERTAINMENT & LEISURE -- 3.3%
       700  McDonald's Corporation                                     31,369
                                                                     --------

            FINANCIAL SERVICES -- 4.5%
       900  Fannie Mae                                                 43,594
                                                                     --------

            FOOD & BEVERAGES -- 11.8%
       700  The Coca-Cola Company                                      39,550
       300  CPC International, Inc.                                    29,700
     1,200  PepsiCo, Inc.                                              44,175
                                                                     --------
                                                                      113,425
                                                                     --------

            INSURANCE -- 6.8%
       450  American International Group, Inc.                         45,928
       100  General Re Corporation                                     19,719
                                                                     --------
                                                                       65,647
                                                                     --------

            MISCELLANEOUS -- 2.8%
       300  Minnesota Mining & Manufacturing Company                   27,450
                                                                     --------

            OIL-INTERNATIONAL -- 2.2%
       400  Royal Dutch Petroleum Company - NYS                        21,050
                                                                     --------

            RETAIL -- 3.5%
       600  Home Depot, Inc.                                           33,375
                                                                     --------

            SAVINGS & LOAN -- 2.8%
       700  Federal Home Loan Mortgage Corporation                     26,512
                                                                     --------

            Total Common Stocks (Cost $769,421)                       911,319
                                                                     --------
 PRINCIPAL
    AMOUNT
 ---------
            SHORT-TERM INVESTMENTS -- 5.3%
            VARIABLE RATE DEMAND NOTES*<F10> -- 5.3%
   $26,749  Johnson Controls, Inc., 5.185%                             26,749
    24,214  Wisconsin Electric Power Co., 5.2054%                      24,214
                                                                     --------
            Total Short-Term Investments (Cost $50,963)                50,963
                                                                     --------
            Total Investments -- 100.1% (Cost $820,384)               962,282
                                                                     --------
            Other Assets and Liabilities -- (0.1%)                      (566)
                                                                     --------
            TOTAL NET ASSETS -- 100.0%                               $961,716
                                                                     ========

NYS -     New York Shares
  * -<F10>Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 1997.

See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 1997

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    The Noah Investment Group, Inc. (the "Company") was incorporated under the laws of the state of Maryland on December 16, 1992, and consists solely of The Noah Fund (the "Fund"). The Company is registered as a no-load, open-end
diversified   management  investment  company  of  the  series  type  under  the
Investment Company Act of 1940 (the "1940 Act"). The primary investment objective of the Fund is to seek capital appreciation consistent with the preservation of capital, as adjusted for inflation, and current income. The Fund will not invest in and may not acquire the securities of businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies in the business of aborting life before birth. The Fund became effective with the SEC on May 10, 1996 and commenced operations on May 17, 1996.

    The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $17,797, have been paid by the Manager and will be reimbursed by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. The proceeds of any redemption of the initial shares (seed money) by the original stockholder or any transferee will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption. On December 12, 1996, one of the original stockholders redeemed his shares which consisted of 50 percent of the seed money. This stockholder's proceeds were reduced by 50 percent of the unamortized deferred organization asset ($15,756 at that time). The unamortized deferred organization asset was reduced to $7,878 after the adjustment. The adjusted balance will be amortized over the remaining amortization period, not to exceed sixty months from the Fund's commencement of operations.

    The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment Manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders -- Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. The Fund's primary financial reporting and tax difference relates to the differing treatment for the amortization of deferred organization expenses. Permanent financial reporting and tax differences are reclassified to capital stock.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Fund were as follows:

                                                                   MAY 17, 1996
                                                    YEAR ENDED        THROUGH
                                               OCTOBER 31, 1997 OCTOBER 31, 1996
                                                --------------- ----------------
  Shares sold                                            35,309        44,000
  Shares issued to holders in reinvestment
    of dividends                                            152            --
  Shares redeemed                                       (6,765)            --
                                                        -------       -------
  Net increase                                           28,696        44,000
                                                        =======       =======

3. INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the year ended October 31, 1997, were as follows:

  Purchases:
    U.S. Government                                       $26,744
    Other                                                 475,057
  Sales:
    U.S. Government                                         3,682
    Other                                                 169,876

    At October 31, 1997, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

               Appreciation                          $163,434
               (Depreciation)                         (23,064)
                                                     --------
               Net appreciation on investments       $140,370
                                                     ========

    At October 31, 1997, the cost of investments for federal income tax purposes was $821,912.

    For the year ended October 31, 1997, 81.1% of the ordinary distributions paid qualifies for the dividend received deduction available to corporate stockholders.

4.  AGREEMENTS

    The Fund has entered into a Management Agreement with Polestar Management Company ("Polestar Management"). Pursuant to its Management Agreement with the Fund, the Manager is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

    The Manager voluntarily agrees to reimburse its management fee and other expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.75% of the net assets of the Fund, computed on a daily basis. This voluntary reimbursement may be terminated upon approval of the Board of Directors.

    Rittenhouse Financial Services, Inc. ("Rittenhouse") has been retained by Polestar Management to serve as the Fund's sub-investment adviser. See note 6 below.

    The Fund has adopted a distribution plan (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to 0.25% per annum of the Fund's average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents. The Distribution Plan expired on March 1, 1997 as it was not renewed by the Board of Directors of the Fund. At October 31, 1997, the amount accrued but unpaid pursuant to the Distribution Plan amounted to $402.

    Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

5.  RELATED PARTY TRANSACTIONS

    Martin V. Miller, Esq., an Officer of the Fund, furnishes legal services to the Fund. For the year ended October 31, 1997, the Fund incurred $11,550 for such services.

6.  SUBSEQUENT EVENTS

    The sub-advisory agreement between Polestar Management and Rittenhouse will be terminated. Polestar Management plans to replace Rittenhouse with Geewax, Terker and Company in January 1998.

    Effective January 1, 1998, Declaration Service Company will replace Firstar Trust Company as transfer agent, administrator and accounting services agent for the Fund. Declaration Distributors, Inc. will act as underwriter/distributor of the Fund. CoreStates Bank will replace Firstar Trust Company as custodian for the Fund.

                               ARTHUR ANDERSEN LLP


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors of The Noah Investment Group, Inc.:

We have audited the accompanying statement of assets and liabilities of The Noah Fund (the "Fund") a portfolio of The Noah Investment Group, Inc., (a Maryland Corporation), including the schedule of investments, as of October 31, 1997, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended October 31, 1997, and the period from May 17, 1996 (commencement of operations) through October 31, 1996 and the financial highlights for each of the periods presented. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Noah Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 1997 and the period from May 17, 1996 (commencement of operations) through October 31, 1996 and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                                       /s/ ARTHUR ANDERSEN LLP

                                           ARTHUR ANDERSEN LLP

Milwaukee, Wisconsin,
November 19, 1997.

                 ADDITIONAL PERFORMANCE INFORMATION FOR THE FUND

     Total investment return is one recognized method of measuring mutual fund investment performance. The Fund's average annual total return is the rate of growth of the Fund that would be necessary to achieve the ending value of an investment kept in the Fund for the period specified. This method of calculating total return is based on the following assumptions: (1) all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value; and (2) all recurring fees are included for applicable periods.

     The performance of the Fund may be compared with the S&P 500 Index, an unmanaged index of 500 industrial, transportation, utility, and financial companies, widely regarded as representative of the equity market in general, but which does not ordinarily include all companies in which the Fund may invest and the NASDAQ Composite Index, an unmanaged index of the price of all domestic companies' common stocks quoted on the NASDAQ system, which may include companies in which the Fund invests. Unlike the returns of the Fund, the returns of the indices do not include the effect of paying the brokerage and other transaction costs that investors normally incur when investing directly in the stocks in those indices. The Fund's performance reflects actual investment experience, net of all operating expenses, which are paid from the Fund's gross investment income.

     From time to time, in reports and promotional literature the Fund's total return performance may be compared to: (1) the Dow Jones Industrial Average so that you may compare that Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (2) other groups of mutual funds tracked by: (A) Lipper Analytical Services, Inc.; Value Line Mutual Fund Survey, and Morningstar Mutual Funds, each of which is a widely-used independent research firm which ranks mutual funds by, among other things, overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as The Wall Street Journal, Investors Business Daily, New York Times, Money Magazine, and Barron's, which provide similar information; (3) indices of stocks comparable to those in which the Fund invests; (4) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; and (5) other government statistics such as GNP, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates.

     In addition, the performance of the Fund may be compared to the Russell 2000 Index, the Wilshire 5000 Equity Index, and returns quoted by Ibbotson Associates. The Russell 2000 Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 is generally regarded as a measure of small capitalization performance. The

Wilshire 5000 Equity Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is capitalization weighted and measures total return. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the NYSE, as well as similar capitalization stocks on the American Stock Exchange and NASDAQ. This data base is also unmanaged and capitalization weighted.

     The total returns for all indices used show the changes in prices for the stocks in each index. The performance data for the S&P 500 Index, the Russell 2000 Index, the Wilshire 5000 Equity Index and Ibbotson Associates also assumes reinvestment of all dividends paid by the stocks in each data base, while the NASDAQ Corporate Index does not assume the reinvestment of all dividends and capital gains. Tax consequences are not included in such illustration, nor are brokerage or other fees or expenses of investing reflected.

SHAREHOLDER MEETINGS

     Shareholder meetings will not be held unless required by Federal or State law. However, the directors of The Noah Investment Group, Inc. will promptly call a meeting of shareholders for the purpose of acting upon questions of removal of a director or directors, when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------
          (a)  Financial Statements
               --------------------

               In Prospectus
               -------------

               Financial Highlights


               In Statement of Additional Information
               --------------------------------------
               Statement of Assets and Liabilities, year ended October 31, 1997 Statement of Operations, year ended October 31, 1997
               Statement of Changes in Net Assets, May 17, 1996 through
                 October 31, 1996 and year ended October 31, 1997
               Financial Highlights, May 17, 1996 through October 31, 1996 and year ended October 31, 1997
               Schedule of Investments, October 31, 1997 and
               Notes to the Financial Statements



          (b)  Exhibits                                 Exhibit No.
               --------                                 -----------

               (1)  Copies of the Certificate of
                    Incorporation as now in effect;

                    Articles of Amendment and               ***
                    Restatement of Charter, as amended

               (2)  Copies of the existing By-Laws
                    or instruments corresponding
                    thereto;

                    Copy of By-Laws,                        ***
                    as amended

               (3)  Copies of any voting Trust              None
                    Agreement with respect to
                    more than 5% of any class
                    of equity securities of the
                    Registrant.

               (4)  Specimens of copies of each             None
                    security issued by the
                    Registrant, including copies
                    of all constituent instruments,
                    defining the rights of the
                    holders of such securities and
                    copies of each security being
                    registered;

               (5)  Copies of all investment
                    advisory contracts relating to
                    the management of the Assets
                    of the Registrant;

                    Investment Management Agreement         ***
                    between The Noah Investment Group,
                    Inc. with respect to The Noah Fund
                    and Polestar Management Company.


                    Form of Subadvisory Agreement           Ex. - 10.5(b)
                    between Polestar Management
                    Company and Geewax Terker &
                    Company

               (6)  Copies of each underwriting or
                    distribution contract between
                    the Registrant and a principal
                    underwriter, and specimens of
                    copies of all agreements between
                    principal underwriters and dealers.

                    Form of Distribution Agreement          Ex. - 10.6


               (7)  Copies of all bonus, profit             None
                    sharing, pension or other similar
                    arrangements wholly or partly for
                    the benefit of Directors or
                    Officers of the Registrant in
                    their capacity as such; any such
                    plan that is not set forth in a
                    formal document, furnish a
                    reasonably detailed description thereof.

               (8)  Copies of all custodian
                    agreements and depository
                    contracts under section 17(f)
                    of the 1940 Act with respect
                    to securities and similar
                    investments;


                    Form of Custodian Agreement             Ex. - 10.8
                    between The Noah Investment
                    Group Inc. and CoreStates
                    Bank, N.A.


               (9)  Copies of all material contracts
                    not made in the ordinary course
                    of business which are to be
                    performed in whole or in part at
                    or after the date of the filing of
                    the Registration Statement;


               (a)  Form of multipurpose agreement          Ex. - 10.9
                    for the provision of transfer
                    agency, dividend disbursing,
                    accounting and other services


               (10) An opinion and consent of counsel
                    as to the legality of the securities
                    being registered, indicating whether
                    they will, when sold, be legally
                    issued, fully paid and non-assessable;

                    Opinion of Martin V. Miller, Fund       ***
                    counsel.


                    Consent of Martin V. Miller             Ex. - 23(a)


               (11) Copies of any other opinions,
                    appraisals or rulings and consents
                    to use thereof relied on in the
                    preparation of this Registration
                    Statement and required by Section 7
                    of the 1933 Act.

                    Letter of Arthur Andersen LLP           Ex. - 23(d)


                    Consent of Independent Public           Ex. - 23(b)
                    Accountants - Arthur Andersen LLP

                    Consent of Independent Public           Ex. - 23(c)
                    Accountants - Sanville & Company


               (12) All financial statements                None
                    omitted from Item 23;

               (13) Copies of any agreements or             None
                    understandings made in
                    consideration for providing the
                    initial capital between and among
                    the Registrant, the Underwriter,
                    adviser, promoter, or initial
                    stockholders that their purchases
                    were made for investment purposes
                    without any present intention of
                    redeeming or reselling.

               (14) Copies of model plan used in the
                    establishment of any retirement plan
                    in conjunction with which Registrant
                    offers its securities, any instructions
                    thereto, and any other documents making
                    up the model plan.  Such form(s) should
                    disclose the costs and fees charged in
                    connection therewith.

                    IRA Custodian Account, Disclosure       *
                    Statement and Support documents.

               (15) Copies of any plan entered into
                    by Registrant pursuant to Rule 12b-1
                    under the 1940 Act, which describes
                    all material aspects of the
                    financing of distribution of
                    Registrant's shares, and any
                    agreements with any person
                    relating to implementation of such
                    Plan.

                    Plan of Distribution adopted            **
                    by The Noah Investment Group, Inc.

                    Agreement Pursuant to Plan of           **
                    Distribution between The Noah
                    Investment Group, Inc. with respect
                    to The Noah Fund, Inc. and Polestar
                    Management Company.

               (16) Schedule for computation
                    of each performance quotation
                    provided in the Registration

                    Statement in response to Item 22
                    (which need not be audited)


                    Computation of a $1,000                 ***
                    Hypothetical Investment in
                    the Fund, as set forth in
                    Prospectus Fee Table.


*:   Included with initial filing made on October 1, 1993.
**: Included with Pre-Effective Amendment No. 1 filed on September 20, 1995. ***: Included with Pre-Effective Amendment No. 2 filed on April 16, 1996.



Item 25.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------
          See Caption "Principal Holders of Securities" in the Statement of Additional Information

Item 26.  Number of Holders of Securities
          -------------------------------
          (a)  Title of Class
               --------------
               Common Capital Stock, $.001 par value

          (b)  Number of Record Holders
               ------------------------


                76 as of 10/31/97


Item 27.  Indemnification
          ---------------
          (a) General. The Articles of Amendment and Restatement of Charter (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit.

               The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

          (b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

               The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or
               (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable  cause  to  believe  that  the  act  or  omission  was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

          (d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

          (e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------
          None

Item 29.  Principal Underwriter
          ---------------------
          The Fund does not have a principal underwriter

Item 30.  Location of Accounts and Records
          --------------------------------


          The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 975 Delchester Road, Newtown Square, PA 19073; the Fund's accounting and transfer agency records are maintained at Declaration Services Company, 555 North Lane, Suite 6160, Conshocken, PA 19428.


Item 31.  Management Services
          -------------------
          There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 32.  Undertakings
          ------------
          Registrant agrees that the Directors of The Noah Investment Group, Inc. will promptly call a meeting of shareholders for the purpose of acting upon questions of removal of a director or directors, when requested in writing to do so by the record holders of not less than 10% of the outstanding shares, and

                              SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Newtown Square, Commonwealth of Pennsylvania, on the 31st day of December, 1997.




                                        THE NOAH INVESTMENT GROUP, INC.

                                        /s/ William L. Van Alen, Jr.
                                   By:  ____________________________
                                        President


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


NAME                                TITLE                DATE



/s/ William L. Van Alen, Jr.                             December 31, 1997
_________________________________   Director,            _________________
    WILLIAM L. VAN ALEN, JR.        President and
                                    Treasurer

/s/ Forrest H. Anthony                                   December 31, 1997
_________________________________   Director             _________________
    FORREST H. ANTHONY


/s/ James L. Van Alen, II                                December 31, 1997
_________________________________   Director             _________________
    JAMES L. VAN ALEN, II



_________________________________   Director             _________________
    CHRISTINA JAUMOTTE DE GALAVIS

/s/ Roger J. Knake                                       December 31, 1997
____________________________        Director             _________________
    ROGER J. KNAKE

/s/ George R. Jensen, Jr.                                December 31, 1997
____________________________        Director             _________________
    GEORGE R. JENSEN, JR.